Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 25, 2012
The Zacks Sustainable Dividend ETF (Prospectus Summary) | The Zacks Sustainable Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Zacks Sustainable Dividend ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the Zacks Sustainable Dividend Index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of
Fund Shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Because the Fund is newly organized, portfolio turnover information is not yet available.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund employs a "passive management" investment strategy to track the Zacks
Sustainable Dividend Index (the "Index"). The Fund generally will use a replication strategy to track the performance of the Index and the correlation target sought by the Fund, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the
Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the
Index. The Index is comprised of approximately 100 U.S. listed common stocks selected, based on investment and other criteria, from a universe of the 1,500 largest listed equity companies (based on market capitalization) that pay dividends at least annually. The universe of companies eligible for inclusion in the Index is comprised of all U.S. stocks listed on domestic exchanges, including American depositary receipts ("ADRs") and master limited partnerships
("MLPs"). The universe is then narrowed and ranked using a proprietary, quantitative rules-based methodology developed by Zacks Investment Research,
Inc. ("Zacks" or the "Index Provider").

The Index Provider employs a proprietary quantitative rules-based methodology that assesses various factors, including the likelihood of a dividend payment in the next 30 days, yield, liquidity, company growth, relative value, payout ratio, and other factors, and is sorted from highest to lowest. The methodology seeks to identify those companies that offer the greatest yield potential. The
Index is split into two equal sub-indices of approximately 50 stocks each. The
50 constituents of each sub-index are chosen and are weighted based on liquidity and yield. At the rebalance date, the two sub-indices alternate which will be rebalanced so that each sub-index is held for a period of 61 days. Both sub-indices are determined using the same proprietary methodology. At the time of the rebalance, all stocks that have paid a dividend in the last 30 days or are included in the non-rebalanced sub-index are eliminated for the next 30 days from the investable universe. Excluding such stocks allows the Index to include only stocks that have an upcoming quarterly scheduled dividend (i.e., a scheduled dividend within the next 60 days of inclusion in the Index). Each month, one of the two sub-indices will be rebalanced and thus will result in an alternating monthly rebalance schedule between the two sub-indices. Rebalancing of the sub-indices' allocation is restored to 50/50 on an annual basis.  The
Index consisted of 100 companies as of May 25, 2012.

The Fund is managed by Index Management Solutions, LLC (the "Sub-Adviser") under the supervision of Exchange Traded Concepts, LLC (the "Adviser"). Under normal circumstances, at least 90% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments the Sub-Adviser believes will help the Fund track the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The
Fund seeks to be fully invested at all times and will concentrate (i.e., hold
25% or more of its total assets) its investment in a particular industry or group of industries to approximately the same extent that the Index is so concentrated.

The Index is calculated and administered by NYSE Euronext U.S. Index Group, which is independent of the Fund, its investment adviser, Exchange Traded
Concepts, LLC (the "Adviser"), the Investment Sub-Adviser and Index Management
Solutions, LLC (the "Trading Sub-Adviser"). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

o Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the
  Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

o Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate.

o Financial Sector Risk: The Fund expects that the Index, and therefore the
  Fund, will at times concentrate in the financial sector of the market. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

o Investment Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment over any period of time.

o Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

o MLP Risk: Investments in common units of MLPs involve risks that differ from investments in common stock. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) risk related to limited control of management or the general partner or managing member,
  (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage. The Fund intends to limit its direct investment in MLP equity securities to 25% of the Fund's total assets.

o Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

o Passive Investment Risk: The Fund is not actively managed and neither the
  Adviser nor Sub-Adviser attempt to take defensive positions under any market conditions, including conditions that are adverse to the performance of the
  Fund.

o Portfolio Turnover Risk: The Fund may engage in active and frequent trading in connection with the monthly rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (for example, over 100%) may result in higher brokerage costs and may result in taxable capital gains distributions to the Fund's shareholders. However, utilizing the creation and redemption in-kind mechanism, the Fund will seek to eliminate capital gains to the extent possible.

o Replication Management Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. Therefore, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

o Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund's
  NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o Utilities Sector Risk: The Fund expects that the Index, and therefore the
  Fund, will at times concentrate in the utilities sector of the market. Risks of investing in this sector of the market include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.
Risk, Lose Money	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the
Fund's performance to a broad-based securities market index as well as the
Index. Performance information also will be available on the Fund's website at
http://zacksfunds.com or by calling the Fund toll free at 1-800-617-0004.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://zacksfunds.com
The Zacks Sustainable Dividend ETF (Prospectus Summary) | The Zacks Sustainable Dividend ETF | The Zacks Sustainable Dividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224

[1]	The Fund has adopted a Distribution and Service (Rule 12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.